Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: September 2019

The undersigned, a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Servicer and Administrator, Chase Card Funding LLC, as Transferor, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: September 30, 2019

(b)	Interest Period: September 16, 2019 through October 14, 2019

(c)	Determination Date: October 10, 2019

(d)	Distribution Date: October 15, 2019

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director